Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

	Years Ended December 31,
	2022	2021
United States	$(36,564,444)	$(29,568,475)
Total	$(36,564,444)	$(29,568,475)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Year ended December 31,
	2022	2021
Current:
Federal	$5,950,000	$4,484,000
State	135,000	976,000
Total	6,085,000	5,460,000

Deferred:
Federal	(2,171,000)	152,000
State	1,979,000	(1,490,000)
Total	(192,000)	(1,338,000)
Total	$5,893,000	$4,122,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Year ended December 31,
	2022	2021
Loss before income taxes:	$(36,564,444)	$(29,568,475)
Income tax benefits at statutory rate	(7,678,533)	(6,209,380)
State Taxes	1,423,205	(2,400,960)
Non-deductible expenses	10,231,020	—
Stock based and other compensation	565,781	—
Change in valuation allowance	5,103,000	12,732,340
Other	(3,751,473)	—
Income tax expense, net	$5,893,000	$4,122,000

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	2022	2021
Deferred assets
Operating loss carryforwards — United States	$3,806,000	$1,892,000
Allowance for doubtful accounts	137,000	165,000
Inventory reserve	312,000	628,000
Financing leases	1,845,000	553,000
Intangible assets	483,000	238,000
Property and equipment	3,158,000	578,000
Capital loss carryforward	310,000	627,000
Share based compensation	58,000	26,000
Total Deferred tax assets	10,109,000	4,707,000
Less valuation allowance	(6,638,000)	(1,535,000)
Net deferred tax assets	3,471,000	3,172,000
Deferred tax liabilities
Related party management fee receivables	654,000	594,000
Note Receivable	1,130,000	1,083,000
Total deferred tax liabilities	1,784,000	1,677,000
Net deferred asset/(tax liabilities)	$1,687,000	$1,495,000